U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

October 2, 2008

Via Edgar Transmission

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re: Alpine Equity Trust
File Nos. 033-25378 and 811-05684

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Alpine Equity Trust (the “Trust”) hereby certifies that the forms of Prospectus and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated September 30, 2008 and filed electronically as Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on September 29, 2008.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely yours,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC